Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 3,300,000
Indiana enterprise zone credit carryforwards	$ 40,000
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate	34.00%
Unrecognized tax positions	$ 0	$ 0
Additional bad debt deductions	2,659,000	2,659,000
Total deferred tax liability	$ 904,000	$ 904,000